Stockholders' Equity and Capitalization	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity and Capitalization	Stockholders’ Equity and Capitalization
The Company reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	Year Ended December 31,
	2023	2022
Options issued and outstanding	498,298	171,980
Awards available for grant under the 2014 Plan	487,672	169,099
Shares for issuance under our equity incentive plan	112,000	112,000
Restricted stock unit awards issued and outstanding	847,777	10,665
Unreleased restricted stock awards issued to a service provider	5,000	—
Common stock underlying the Amended Credit Agreement	—	18,642
Common stock underlying the Convertible Note - Related Party	968,973	—
Warrants issued and outstanding	3,280,940	788,539
	6,200,660	1,270,925
Increase to Authorized Shares of Capital Stock
On November 6, 2023, the Company increased its authorized shares of common stock to 100,000,000.
Common Stock Issuance
BRB Acquisition
On August 18, 2023, the Company issued an aggregate of 5,436,378 shares of common stock in connection with the BRB Acquisition (Note 3).
August 2023 PIPE Financing
Concurrent with the BRB Acquisition and Convertible Note Financing, on August 15, 2023, the Company entered into the August 2023 PIPE Financing, pursuant to which on August 18, 2023, the Company issued an aggregate of 2,989,981 shares of common stock and accompanying warrants to purchase up to 2,325,537 shares of common stock (the "August 2023 PIPE Financing Common Stock Warrants" - Note 5) for an aggregate purchase price of $12,000,000. The August 2023 PIPE Financing was priced at $5.16 per share based on the 60-day volume-
weighted average share price preceding August 15, 2023. The two lead investors in the PIPE Financing were also former preferred shareholders of BRB. As an incentive to participate in the August 2023 PIPE Financing, the Agreement and Plan of Merger and Reorganization with BRB entitled each BRB stockholder participating in the August 2023 PIPE Financing an additional share of common stock for every share of common stock purchased in the PIPE Financing. As a result, the two former BRB preferred shareholders who participated in the August 2023 PIPE Financing were issued an additional 2,228,638 shares of common stock. Because the PIPE Financing and BRB Acquisition occurred contemporaneously and in contemplation of one another, the Company allocated 664,444 of the common shares issued in the BRB Acquisition to the August 2023 PIPE Financing (Note 3).
In connection with the August 2023 PIPE Financing, the Company incurred $265,053 in direct equity issuance costs for net proceeds of $11,734,947.
Stock Issued for Services
On November 1, 2023, the Company released 5,000 shares of common stock to a service provider (Note 8).
On March 2, 2022, the Company released 600 shares of common stock to a service provider (Note 8).
EHT Acquisition
On November 10, 2022, the Company issued 1,665,083 shares of common stock to EHT shareholders at a 1.95 conversion rate as consideration in the EHT Acquisition (Note 3).
Warrant Exercises
During the December 31, 2023, 66,566 of the outstanding stock warrants held by Sciences in conjunction with the MTA, with an intrinsic value of $332,830 were exercised in exchange for 66,566 shares of common stock for proceeds of $282,906 which were applied to the balance of the Amended Credit Agreement (Note 6).
During the year ended December 31, 2022, 78,667 pre-funded warrants with an intrinsic value of $1,178,033 were exercised in exchange for 78,667 shares of common stock for proceeds of $1,967. As of December 31, 2023 all of the pre-funded warrants from the September 2021 Financing have been exercised.
Induced Conversion of Amended Credit Agreement
During the year ended December 31, 2023, the Company issued 165,517 shares of common stock to Sciences. The shares were issued in conjunction with the MTA, in exchange for the remaining principal balance plus accrued interest less the aggregate exercise price of $282,905 from the exercise of the MTA Warrants in the amount of $1,597,236 at a conversion price of $9.65 (Note 6).
Restricted Stock Units Released
On December 14, 2023, the Company released 5,333 restricted stock units that had vested to executives of the Company (Note 8).
On December 14, 2022, the Company released 5,333 restricted stock units that had vested to executives of the Company (Note 8).